Basis of consolidation and presentation	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of consolidation and presentation	Basis of consolidation and presentation
Basis of presentation
We prepared these consolidated financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Our consolidated financial statements include the accounts of Despegar.com, Corp., our wholly owned subsidiaries, and an entity in which we have a variable interest, and we are the primary beneficiary.

We record redeemable or non-redeemable non-controlling interest in our consolidated financial statements to recognize the minority ownership interest in our consolidated subsidiaries. Non-controlling interest in the earnings and losses of consolidated subsidiaries represent the share of net income or loss allocated to members or partners in our consolidated entities. We consolidate our subsidiaries from the date on which we obtain control. We deconsolidate any subsidiary from the date we lose control. We record our investments in entities that we do not control, but over which we have the ability to exercise significant influence, using the equity method. We have eliminated intercompany transactions and accounts. We change the accounting policies of subsidiaries where necessary to ensure consistency with our accounting policies. All of our subsidiaries have the same year-end.
We believe that the assumptions underlying our consolidated financial statements are reasonable. However, these consolidated financial statements do not present our future financial position, the results of our future operations and cash flows.
The following are our subsidiaries as of the end of the years presented:

Name of the subsidiary (in alphabetical order)	Type	Country of incorporation	As of December 31, 2022	As of December 31, 2021
			% Owned
Badurey S.A.	Holding	Uruguay	100%	100%
BD Travelsolution, S. de R.L. de C.V. (1)	Operating	Mexico	100%	100%
Click Hoteles.com, LLC	Holding	United States	100%	100%
Decolar.com Ltda.	Operating	Brazil	100%	100%
Decolar.com, Inc.	Holding	United States	100%	100%
Despegar Colombia S.A.S.	Operating	Colombia	100%	100%
Despegar Ecuador S.A.	Operating	Ecuador	100%	100%
Despegar.com Chile SpA	Operating	Chile	100%	100%
Despegar.com México S.A. de C.V.	Operating	Mexico	100%	100%
Despegar.com Peru S.A.C.	Operating	Peru	100%	100%
Despegar.com USA, Inc.	Operating	United States	100%	100%
Despegar.com.ar S.A.	Operating	Argentina	100%	100%
DFinance Holding Ltda.	Holding	Brazil	100%	100%
Holidays S.A.	Operating	Uruguay	100%	100%
Jamiray International S.A.	Operating	Uruguay	100%	100%
Koin (BVI) Limited	Holding	British Virgin Islands	100%	—%
Xirex Contigo Sapi De CV Sofom ENR	Operating	Mexico	100%	—%
Ruselmy S.A.	Operating	Uruguay	100%	—%
Koin Administradora de Cartões e Meios de Pagamento S.A.	Operating	Brazil	100%	84%
Rivamor S.A.	Holding	Uruguay	100%	100%
Ruotej S.A.	Operating	Uruguay	100%	—%
Satylca S.C.A.	Holding	Uruguay	100%	100%
Servicios Online 3351 de Venezuela C.A.	Operating	Venezuela	100%	100%
South Net Chile, SpA (1)	Operating	Chile	100%	100%
South Net Turismo Perú S.R.L. (2)	Operating	Peru	—%	100%
South-Net Turismo S.A.U.	Operating	Argentina	100%	100%
Transporturist, S.A. de C.V.	Operating	Mexico	100%	100%
Travel Reservations S.R.L.	Operating	Uruguay	100%	100%
TVLX - Viagens e Turismo S.A. (3)	Operating	Brazil	100%	—%
Viajes Beda, S.A. de C.V.	Operating	Mexico	100%	100%
Viajes Despegar.com O.N.L.I.N.E. S.A.	Operating	Costa Rica	100%	100%

(1)	In process of dissolution.
(2)	Liquidated as of December 31, 2022.
(3)	Merged with Decolar.com Ltda. on January 1, 2023.

Reclassifications

During the second quarter of 2022, we revised the presentation of credit loss expense on our consolidated statements of operations. Previously, we classified credit loss expense within general and administrative expenses. In line with the increasing significance of our financial services business and the impact of its credit loss expense to our consolidated operations, we determined that the credit loss expense would be more appropriately reflected in the financial statement line item cost of revenue. We reclassified our entire credit loss expense in the previous financial statements to be comparable with our current presentation.
The following table presents a summary of the amounts as reported and as reclassified in our consolidated statements of operations for the years ended December 31, 2021 and 2020:

	For the year ended December 31, 2021		For the year ended December 31, 2020
	As reported	As reclassified	As reported	As reclassified
Cost of revenue	(157,003)	(160,240)	(85,518)	(103,825)
General and administrative	(86,931)	(83,694)	(94,722)	(76,415)

In addition, certain comparative figures of these consolidated financial statements were modified to provide more detailed disclosures. This change has not impacted the total amount of assets, liabilities, net loss and total equity.

Revision of previously filed consolidated financial statements

Subsequent to the issuance of our financial statements included in our Annual Report on Form 20-F for the fiscal year ended December 31, 2021, which was filed with the SEC on April 29, 2022, we identified errors in certain prior period amounts. Accordingly, we have revised the accompanying financial statements and related footnotes as of and for the year ended December 31, 2022, to correct for these errors. We have evaluated the materiality of these misstatements based on an analysis of quantitative and qualitative factors and concluded they were not material to the prior period financial statements, individually or in aggregate.
The application of these adjustments to the financial information for 2021 and 2020 are summarized as follows:

Error in the presentation of the statement of cash flows for the year ended December 31, 2021:

We identified certain loans that had been reported as cash flows used in operating activities in the statement of cash flows for the year ended December 31, 2021, that should have been presented as cash flows used in investing activities. The appropriate classification in the statement of cash flows related to loans receivable requires a determination of the source and intend of the loans. For loans that result from the sale of our goods or services to our travel customers, the resulting cash receipts are always treated as operating cash flows. However, when we originate loans to other merchants’ customers, the classification is based on management’s intent to either hold the loans for sale or for investment. For the year ended December 31, 2021, there is a portion of loans receivable originated to other merchants’ customers and we intended to hold the loans for investment.

We therefore corrected the previously presented cash flows for these loans and in doing so, the consolidated statement of cash flows for 2021 was adjusted to decrease net cash flows used in operating activities by $1.7 million with a corresponding increase in net cash flows used in investing activities.

Error in “Valuation and qualifying accounts” note for the year ended December 31, 2021, and 2020:

We identified an error in “Valuation and qualifying accounts” note in our consolidated financial statements for the year ended December 31, 2021, and 2020. The error related to the line “provision for cancellations” in the note. In the preparation of the note, certain actual deductions for cancellations were inadvertently netted out of the “Charges to earnings” column instead of being included as actual uses of the provision in the “Deductions” column. The error in the note related only to a misallocation of charges and uses between columns on the note and did not change the beginning and ending balances of the provision for cancellations. Moreover, there is no change in the difference between the charge to earnings and the deductions. The error did not impact our primary financial statements or any other note for any period.

While the changes to the amounts in the columns “Charges to earnings” and “Deductions” were relatively significant to amounts previously reported, we do not believe that a reasonable investor would view the errors in the note as having significantly altered the total mix of information made available.

The following tables present the note as originally reported and as revised for the years ended December 31, 2021 and 2020:
As originally reported:

	Balance, beginning of year	Charges to earnings	Charges to other accounts	Deductions	Balance, end of year
2020
Allowance for cancellations	$1,986	$14,182	$(854)	$(302)	$15,012
2021
Allowance for cancellations	$15,012	$6,117	$69	$(1,982)	$19,216
As revised:

	Balance, beginning of year	Charges to earnings	Charges to other accounts	Deductions	Balance, end of year
2020
Allowance for cancellations	$1,986	$41,485	$(854)	$(27,605)	$15,012
2021
Allowance for cancellations	$15,012	$31,016	$69	$(26,881)	$19,216

Error in the calculation of earnings per share for the years ended December 31, 2021, and 2020:

We identified an error in the calculation of the weighted common shares outstanding and consequently in the loss per common share for the years ended December 31, 2021, and 2020. In the calculation process, we did not exclude the number of common shares bought back during 2018 and 2019 to determine the number of outstanding common shares at the beginning of the periods, resulting in incorrect reported amounts related to basic and diluted loss per common share for the years ended December 31, 2021, and 2020.

The quantitative impact of the error on weighted average common shares outstanding and loss per share for the years impacted is as follows:

	2021	2020
Net loss for the year (*)	(105,865)	(142,869)
Less: Net loss attributable to redeemable non-controlling interest (*)	1,237	282
Net loss for the year attributable to Despegar.com, Corp. (*)	$(104,628)	$(142,587)
Accretion of redeemable non-controlling interest (*)	(1,355)	(78)
Accretion of Series A non-convertible preferred shares (*)	(10,600)	(2,831)
Accrual of cumulative dividends of Series A non-convertible preferred shares (*)	(15,251)	(4,212)
Accrual of dividends of Series B convertible preferred shares (*)	(2,000)	(553)
Net loss for the year attributable to Despegar.com, Corp. common shareholders (*)	$(133,834)	$(150,261)
Numerator of basic and diluted losses per share (*)	$(133,834)	$(150,261)
Weighted average common shares outstanding - basic and diluted – as previously reported	81,625	73,001
Denominator of basic and diluted losses per share – as previously reported	81,625	73,001
Basic and diluted losses per share – as previously reported [A]	$(1.64)	$(2.06)
Weighted average common shares outstanding - basic and diluted – as revised	76,653	67,994
Denominator of basic and diluted losses per share – as revised	76,653	67,994
Basic and diluted losses per share – as revised [B]	$(1.75)	$(2.21)

Impact on loss per share

Understated by [A] – [B]	$0.11	$0.15
Impact in % ([B] – [A])/[A]	7%	7%
(*) No change from previously reported amounts
Accounting estimates
We use estimates and assumptions in the preparation of our consolidated financial statements in accordance with U.S. GAAP. Our estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of our consolidated financial statements. These estimates and assumptions also affect the reported amount of net income or loss during any period. Our actual financial results could differ significantly from these estimates. The significant estimates underlying our consolidated financial statements include revenue recognition; allowance for credit expected losses; recoverability of long-lived assets, indefinite-lived intangible assets, and goodwill; income and transactional taxes; loss contingencies and acquisition purchase price allocations.
Foreign currency translation
We have selected the U.S. dollar as our reporting currency. For local currency functional locations, assets and liabilities are translated at end-of-period rates while revenues and expenses are translated at average rates in effect during the period. Equity is translated at historical rates and the resulting cumulative translation adjustments are included as a component of accumulated other comprehensive income / (loss).
For U.S. dollar functional currency locations, foreign currency assets and liabilities are remeasured into U.S. dollars at end-of-period exchange rates, except for non-monetary balance sheet accounts, which are remeasured at historical exchange rates. Revenue and expenses are remeasured at average exchange rates in effect during each period, except for those expenses related to the non-monetary balance sheet amounts, which are remeasured at historical exchange rates. Gains or losses from foreign currency remeasurement are included in “Financial results, net” in our consolidated statements of operations.
Argentine currency status and exchange regulations

As of July 1, 2018, we transitioned our Argentinian operations to highly inflationary status in accordance with U.S. GAAP, and changed the functional currency for Argentine subsidiaries from Argentine Pesos to U.S. dollars, which is the functional currency of their immediate parent company.

In the second half of 2019, the Argentine government instituted exchange controls restricting the ability of companies and individuals to exchange Argentine Pesos for foreign currencies and their ability to remit foreign currency out of Argentina. An entity’s authorization request to the Central Bank of Argentina to access the official exchange market to make foreign currency payments may be denied depending on the circumstances. As a result of these exchange controls, markets in Argentina developed trading mechanisms, in which an entity or individual buys U.S. dollar denominated securities in Argentina (i.e., shares, sovereign debt) using Argentine peso, and subsequently sells the securities for U.S. dollars, in Argentina, to access U.S. dollars locally, or outside Argentina, by transferring the securities abroad, prior to being sold (the latter commonly known as Blue Chip Swap Rate). The Blue Chip Swap Rate has diverged significantly from Argentina’s official exchange rate (commonly known as exchange spread). In recent years, the Blue Chip Swap Rate has been higher than Argentina’s official exchange rate. As of December 31, 2022, the spread of the Blue Chip Swap was 94.2%.

However, the only exchange rate available for external commerce is the official exchange rate, which as of December 31, 2022 was $177.13 Argentine Pesos per US dollar. We use Argentina’s official exchange rate to record the accounts of Argentine subsidiaries.

Concentration of credit risk

Cash and cash equivalents, restricted cash and cash equivalents, accounts receivable and loans receivable are potentially subject to credit risk. However, there are not significant concentrations of credit risk arising from these financial instruments. We place our cash and cash equivalents and restricted cash and cash equivalents with several financial institutions in different countries and financial instruments that are highly liquid and highly rated. Our Mexican operations concentrate around 28% of our cash and cash equivalents balance as of December 31, 2022. Cash and cash equivalents balances in other countries do not exceed 15% of the total cash and cash equivalents as of December 31, 2022.

Accounts receivable are derived from revenue earned from customers located internationally and are settled through customer credit cards, debit cards and other means of payment, with the majority of accounts receivable collected upon processing of credit card transactions. Due to the relatively small dollar amount of individual accounts receivable, we generally do not require collateral on these balances.
We have also substantial credit risk primarily in our consumer loans held for investment. We are exposed to default risk on loan receivables. The ultimate collectability of a substantial portion of the loan portfolio is susceptible to changes in economic and market conditions. Loans receivables are concentrated in Brazil. Due to the relatively small dollar amount of individual loans receivable, we generally do not require collateral on these balances.

We maintain an allowance for doubtful accounts based on management’s evaluation of various factors, including the credit risk of customers, historical trends, and other information. See Notes 9 and 10 for details.

In addition, our business is subject to certain risks and concentrations including our dependence on relationships with travel suppliers, primarily airlines and Expedia, Inc. (“Expedia”, a subsidiary of Expedia Group, Inc., a Delaware corporation, is a shareholder of record of the Company – see Note 9), dependence on third-party technology providers, exposure to risks associated with online commerce security and payment related fraud. We also rely on global distribution systems (“GDS”) providers and other third-party service providers for certain fulfillment services.
Seasonality
We generally experience seasonal fluctuations in the demand for our travel services. Our most significant markets in the Southern hemisphere are in Brazil and Argentina where summer runs from December 1 to February 28 and winter runs from June 1 to August 31. Our most significant market in the Northern hemisphere is Mexico where summer runs from June 1 to August 31 and winter runs from December 1 to February 28. Accordingly, traditional leisure travel bookings in the Southern hemisphere are generally the highest in the second and fourth quarters of the year as travelers plan and book their winter and summer holiday travel. The number of bookings typically decreases in the first quarter of the year. In the Northern hemisphere, bookings are generally the highest in the first three quarters as travelers plan and book their spring, summer, and winter holiday travel. The seasonal revenue impact is exacerbated with respect to income by the nature of variable cost of revenue and direct sales and marketing costs, which is typically realized in closer alignment to booking volumes, and the more stable nature of fixed costs. The continued growth of international operations or a change in product mix may influence the typical trend of the seasonality in the future, and there may also be business or market driven dynamics that result in short-term impacts to revenue or profitability that differ from the typical seasonal trends. Revenues, expenses, assets, and liabilities can vary during each quarter of the year. Therefore, the results and trends in these consolidated financial statements may not be the same as those for any subsequent quarter or the full year.
Impacts from COVID-19 disrupted our typical seasonal pattern for bookings, revenue, profit and cash flows during 2020 and 2021. Significantly higher cancellations and reduced booking volumes, particularly in the first half of 2020, resulted in material operating losses and negative cash flow. Booking and travel trends improved in the second half of 2020 and throughout 2021 and 2022. This has resulted in working capital benefits and positive cash flow more akin to typical historical trends. It remains difficult to forecast the seasonality for upcoming quarters, given the uncertainty related to the shape and timing of any sustained recovery. Significantly higher cancellations and reduced booking volumes from COVID-19 disrupted our typical seasonal pattern for bookings, revenue, profit and cash flows from 2020 through early 2022, but have generally returned to historic seasonality.